Related Party Transactions and Balances - Additional Information (Details) ¥ in Thousands		12 Months Ended
	Apr. 24, 2026 USD ($)	Dec. 31, 2025 USD ($) Agreement	Dec. 31, 2025 CNY (¥) Agreement	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2017
Related Party Transaction [Line Items]
Loan to related parties		$ 0		$ 33,754,000	$ 0
Revenue		386,013,000		361,374,000	470,170,000
Accounts receivable due		286,344,000		300,887,000
Accrued expenses		152,706,000		156,595,000
Operating lease, right-of use asset		10,435,000		16,024,000
Operating lease, liability		10,758,000
Construction Supervisor Service
Related Party Transaction [Line Items]
Revenue		$ 24,000
Sino Bioway Biotech Group Holding Limited | Operating Lease Agreements Production Plant and Laboratory
Related Party Transaction [Line Items]
Number of operating lease agreements | Agreement		4	4
Keyvac
Related Party Transaction [Line Items]
Loan principal amount		$ 25,000,000
Number of loan agreements | Agreement		2	2
Balance loan principal receivale		$ 25,000,000		24,848,000
Interest receivable		276,000		275,000
Accounts receivable due		$ 21,420,000		10,813,000
Debt instrument, interest rate, stated percentage		8.00%
Keyvac | Loan 1
Related Party Transaction [Line Items]
Loan repayment date		Jun. 08, 2027	Jun. 08, 2027
Keyvac | Loan 2
Related Party Transaction [Line Items]
Loan repayment date		Dec. 19, 2027	Dec. 19, 2027
Synermore
Related Party Transaction [Line Items]
Loan repayment date		May 21, 2028	May 21, 2028
Loan principal amount				9,000,000				¥ 63,000
Balance loan principal receivale		$ 9,014,000		8,764,000
Interest receivable		727,000		263,000
Accounts receivable due		95,000		80,000
Accrued expenses		$ 174,000
Debt instrument, interest rate, stated percentage		5.00%
Synermore | Market and Promoter Management Service Agreement
Related Party Transaction [Line Items]
Agreement term commencement date		Nov. 01, 2025	Nov. 01, 2025
Agreement term expiration date		Dec. 31, 2030	Dec. 31, 2030
Dalian Jin Gang Group
Related Party Transaction [Line Items]
Related party transaction, right-of use asset				0
Related party transaction, non-current lease liability				$ 0
Operating lease agreement, expiration date				Dec. 31, 2024
Debt instrument, interest rate, stated percentage									6.50%
Lease commenced date		Jan. 01, 2025	Jan. 01, 2025
Lease term		3 years
Operating lease, annual rent		$ 21,000	¥ 200
Operating lease, right-of use asset		43,000
Operating lease, liability		37,000
Dalian Jin Gang Group | Management Service Agreement
Related Party Transaction [Line Items]
Related party transaction, annual management fee		6,000	¥ 44				¥ 100
SKY
Related Party Transaction [Line Items]
Loan guarantee to related party					$ 194,400,000	¥ 1,400,000
SKY | Subsequent Event
Related Party Transaction [Line Items]
Loan to related parties	$ 11,000,000
SKY | Sinovac Hong Kong
Related Party Transaction [Line Items]
Ownership Percentage					45.00%	45.00%
SKY | Keding Investment (Hong Kong) Limited
Related Party Transaction [Line Items]
Ownership Percentage					55.00%	55.00%
1Globe Capital LLC
Related Party Transaction [Line Items]
Accrued expenses		$ 983,000